RISK MANAGEMENT (Details 8) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 173,819,116	$ 160,468,094
% Participation	100.00%	100.00%
Allowance for loans and advances and lease losses	$ 10,235,831	$ 8,223,103	$ 8,223,103	$ 5,248,755
% Participation	100.00%	100.00%
Colombia [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 119,674,770	$ 112,862,226
% Participation	68.85%	70.30%
Allowance for loans and advances and lease losses	$ 8,402,751	$ 7,164,085
% Participation	82.09%	87.10%
Panama [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 32,299,274	$ 28,722,853
% Participation	18.58%	17.90%
Allowance for loans and advances and lease losses	$ 910,268	$ 507,181
% Participation	8.89%	6.20%
EL SALVADOR [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 10,590,571	$ 9,120,415
% Participation	6.09%	5.70%
Allowance for loans and advances and lease losses	$ 465,122	$ 358,258
% Participation	4.54%	4.40%
Puerto rico [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 889,528	$ 847,767
% Participation	0.51%	0.50%
Allowance for loans and advances and lease losses	$ 29,041	$ 14,941
% Participation	0.29%	0.20%
Guatemala [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 10,352,272	$ 8,902,627
% Participation	5.96%	5.50%
Allowance for loans and advances and lease losses	$ 427,747	$ 177,895
% Participation	4.18%	2.10%
Other Countries [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 12,701	$ 12,206
% Participation	0.01%	0.10%
Allowance for loans and advances and lease losses	$ 902	$ 743
% Participation	0.01%	0.00%